Statement of Operations - Details (Tables)	12 Months Ended
Mar. 31, 2018
Statement of Operations - Details [Abstract]
Schedule of operations details

	For the Years Ended
	March 31, 2018	March 31, 2017	March 31, 2016
Revenues
Crowdfunding	$1,074,101	$883,209	$767,779
Incubation Service	3,197,865	2,707,008	595,980
Procurement Services	6,763	-	298,647
Total	4,278,729	3,590,217	1,662,406

Operating Expenses
Professional Fees	1,329,279	529,759	369,923
Wages & Benefits	1,691,204	310,680	236,778
Travel Expenses	203,701	72,953	51,846
Depreciation & Amortization	20,174	21,295	20,838
Data Services	127,355	316,986	118,596
Rent Expense	308,238	114,096	64,494
Advertising	19,769	8,808	-
Business Taxes and Surcharges	10,168	14,873	11,298
Meals & Entertainment	117,874	-	-
Other	66,926	37,012	110,010
Impairment Loss	-	148,607	-
Total	$3,894,688	$1,575,069	$983,783